INVENTORY (Schedule of inventories) (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Jan. 31, 2024
Inventory Disclosure [Abstract]
Finished goods	$ 2,227,294	$ 1,549,425	$ 1,421,541
Work in process	1,558,428	1,136,096	1,139,116
Raw materials	265,703	180,533	148,064
Total	$ 4,051,425	$ 2,866,054	$ 2,708,721